Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 3,536,000	$ 4,725,000
Deferred compensation	3,747,000
Valuation Allowance	(7,283,000)	(4,725,000)
Deferred income tax asset